Other financial and non-financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Other financial assets measured at amortized cost
DisclosureOf Other Assets Tables [Line Items]
Disclosure Of Other Assets Explanatory

USD m 31.12.23 31.12.22
Debt securities 43,245 44,594
Loans to financial advisors 2,615 2,611
Fee- and commission-related receivables 1,883 1,803
Finance lease receivables 1,427 1,314
Settlement and clearing accounts

311 1,174
Accrued interest income 2,004 1,276
Other 2,849
1
618
Total other financial assets measured at amortized cost 54,334 53,389
1 Predominantly includes cash collateral provided to exchanges and clearing houses to secure securities trading activity through those counterparties.

Other non-financial assets
DisclosureOf Other Assets Tables [Line Items]
Disclosure Of Other Assets Explanatory

USD m 31.12.23 31.12.22
Precious metals and other physical commodities

4,426 4,471
Deposits and collateral provided in connection with litigation,

regulatory and similar matters
1
1,379 2,205
Prepaid expenses 1,062 709
VAT,

withholding tax and other tax receivables
746 1,405
Properties and other non-current assets held for sale 105 279
Other

660 583
Total other non-financial assets 8,377 9,652
1 Refer to Note 17 for more information.